Insurance-related accounts - Summary of Significant Unobservable Inputs (Detail) - Level 3 [Member] - Recurring fair value measurement [member] - Future Insurance Policy Benefits And Policyholders Account In Life Insurance [member] - Discounted cash flow [member]
		Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Credit spread [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	[1]	47.5	37.9	64.4
Mortality rates [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		0.003	0.004	0.004
Mortality rates [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		35.693	44.865	44.865
Lapse rate [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		0	1	1
Lapse rate [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities		7.5	7.5	7.5

[1]	bp = basis point